Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

These unaudited interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes for the year ended December 31, 2020. The significant accounting policies applied in the annual financial statements of the Company as of December 31, 2020, are applied consistently in these interim consolidated financial statements.

Use of Estimates

Use of Estimates

Preparation of condensed consolidated financial statements in conformity with generally accepted accounting principles in the United States (“U.S. GAAP”) requires the use of estimates and judgments that affect the reported amounts in the condensed consolidated financial statements and accompanying notes. These estimates form the basis for judgments we make about the carrying values of our assets and liabilities, which are not readily apparent from other sources. We base our estimates and judgments on various assumptions that we believe are reasonable under the circumstances. U.S. GAAP requires us to make estimates and judgments in several areas, including, but not limited to, those related to revenue recognition and other account receivables. These estimates are based on management's knowledge about current events and expectations about actions we may undertake in the future. Actual results could differ materially from those estimates.